FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the carrying amount and estimated fair value of our financial instruments recognized at fair value on a recurring basis.

		Fair Value
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)
Note payable to Former SAE stockholders as of September 30, 2013	$12,267	—	—	$12,267
Warrant liabilities as of December 31, 2012	$1,244	—	—	$1,244

The following table presents the carrying amount and the estimated fair value of the Corporation’s financial instruments recognized at fair value on a recurring basis.

	December 31, 2012
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant Liabilities	$1,244	$—	$—	$1,244